AMERITAS LIFE INSURANCE CORP.
                                  ("AMERITAS")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("SEPARATE ACCOUNT")

                                  SUPPLEMENT TO
                 AMERITAS NO-LOAD VARIABLE ANNUITY ("NLVA 6150")
                        PROSPECTUS DATED NOVEMBER 5, 2007
       AMERITAS ADVISOR SELECT NO LOAD VARIABLE ANNUITY (POLICY FORM 6151)
                          PROSPECTUS DATED MAY 1, 2007
                 AMERITAS NO-LOAD VARIABLE ANNUITY ("NLVA 4080")
                          PROSPECTUS DATED MAY 1, 2006

                        SUPPLEMENT DATED JANUARY 2, 2008

In APPENDIX B: TAX-QUALIFIED PLAN DISCLOSURES of each prospectus, under the section titled ROTH IRA, ROLLOVERS AND CONVERSIONS, the paragraph reading "Rollovers from a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 plan to a Roth IRA are not allowed." is deleted and replaced with the following:

ROLLOVERS FROM A QUALIFIED RETIREMENT PLAN, 401(K) PLAN, OR GOVERNMENTAL 457 PLAN TO A ROTH IRA WERE NOT ALLOWED PRIOR TO JANUARY 1, 2008. ON AND AFTER THAT DATE, DISTRIBUTIONS FROM SUCH ELIGIBLE RETIREMENT PLANS MAY BE ROLLED OVER INTO A ROTH IRA, SUBJECT TO THE SAME RULES THAT APPLY TO ROLLOVERS FROM A TRADITIONAL IRA TO A ROTH IRA. SUCH A ROLLOVER WOULD BE INCLUDED AS TAXABLE INCOME.


All other provisions of your Policy remain as stated in your Policy and prospectus, as amended.


                 PLEASE RETAIN THIS SUPPLEMENT WITH THE CURRENT
                  PROSPECTUS FOR YOUR VARIABLE POLICY ISSUED BY
                          AMERITAS LIFE INSURANCE CORP.
       IF YOU DO NOT HAVE A CURRENT PROSPECTUS, PLEASE CONTACT AMERITAS AT
                                1-800-255-9678.